Schedule of property equipment and software (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Total	$ 2,493	$ 2,339
Less: Accumulated depreciation and amortization	(2,066)	(1,898)
Property, equipment and software, net	427	441
Vending Machine [Member]
Property, Plant and Equipment [Line Items]
Total	810	779
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	516	437
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	508	489
Copyright Licenses [Member]
Property, Plant and Equipment [Line Items]
Total	370	356
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total	267	257
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	$ 22	$ 21